Acquisitions - Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Nov. 28, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid	¥ 176,284
Cash and cash equivalents transferred as a result of the acquisitions	¥ 15,411
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries		¥ 37,966	¥ (160,862)	¥ (199,356)
Sumitomo mitsui asset management company, limited [member]
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid				(201,245)
Cash and cash equivalents transferred as a result of the acquisitions				1,889
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries				¥ (199,356)
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid		(111,365)
Cash and cash equivalents transferred as a result of the acquisitions		149,331
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries		¥ 37,966